Financial instruments	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
13. Financial instruments

(i)	Non-derivative financial instruments

The Company's non-derivative financial instruments consist of cash and cash equivalents, short-term investments, restricted cash, accounts receivable, accounts payables and accrued liabilities, income taxes payable, and capital lease obligations. The carrying value of these financial instruments approximates their fair values due to their short terms to maturity. NXT is not exposed to significant interest or credit risks arising from these financial instruments. NXT is exposed to foreign exchange risk as a result of holding US, Bolivian, and Colombian denominated financial instruments.

(ii)	Derivative financial instruments

As at December 31, 2015 and 2014, there were no US$ Warrants outstanding. As the exercise price of the US$ Warrants that were issued in 2012 (see note 9 (i)) was in US dollars, which is a currency other than the functional currency of NXT, the US$ Warrants were considered to have an embedded derivative and were required to be recorded at fair value each reporting period. The amount recorded for this instrument, which was included with current liabilities, was adjusted to fair value at each period end over the life of the US$ Warrants, with the changes in fair value reflected in earnings.

Financial instruments that are recorded at fair value on a recurring basis are required to be classified into one of three categories based upon a fair value hierarchy. The Company's only financial instruments recorded at fair value on a recurring basis were the US$ Warrants. NXT classified these derivative financial instruments as level III where the fair value is determined by using valuation techniques that refer to both observable and unobservable market data. The valuation model was based on the Black-Scholes inputs noted below, as well as a discount to reflect the potential dilution impact upon exercise of the US$ Warrants and NXT's low stock market liquidity.

A continuity of the fair value of the US$ Warrants that were issued in the 2012 Financings is as follows:

Year ended December 31	2015	2014	2013
Fair value of US$ Warrants
Balance at beginning of the year	n/a	$1,238,000	$241,000
Transfer to common shares upon exercise of US$
warrants in the year	n/a	(1,280,800)	(374,500)
Increase in fair value during the year	n/a	42,800	1,371,500
Fair value of US$ Warrants, end of the year	n/a	-	1,238,000

The outstanding US$ Warrants were re-valued at each period end using the Black-Scholes valuation model utilizing the following weighted average assumptions:

As at December 31	2015	2014	2013
Expected dividends paid per common share	n/a	n/a	Nil
Expected life in years	n/a	n/a	0.3
Expected volatility in the price of common shares	n/a	n/a	65%
Risk free interest rate	n/a	n/a	1.0%
Weighted average fair market value per
US$ Warrant issued during the year	n/a	n/a	n/a